Cost Method Investment	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Cost Method Investment [Abstract]
Cost method investment

Note 8 — Cost method investment

Cost method investment consist of the following:

	As of March 31, 2024	As of December 31, 2023
10% Investment of Iluminar	$1,000,000	$1,000,000
Total	$1,000,000	$1,000,000

On April 11, 2023, one of the Company’s customers, Iluminar Lighting LLC (“Iluminar”) entered into Debt Conversion Agreement with the Company pursuant to which it will convert $1,000,000 of accounts receivable to 1,033,333 shares of Iluminar which is 10% of Iluminar’s outstanding shares. As of March 31, 2024, the shares were issued to the Company. No identified event or change in circumstances that would have a significant adverse effect on the value of investment and the Company determined no impairment was deemed necessary as of March 31, 2024.

Note 9 — Cost method investment

Cost method investment consist of the following:

	As of December 31, 2023	As of December 31, 2022
10% Investment of Iluminar	$1,000,000	$—
Total	$1,000,000	$—

On April 11, 2023, one of the Company’s customers, Iluminar Lighting LLC (“Iluminar”) entered into Debt Conversion Agreement with the Company pursuant to which it will convert $1,000,000 of accounts receivable to 1,033,333 shares of Iluminar which is 10% of Iluminar’s outstanding shares. As of December 31, 2023, the shares were issued to the Company. The Company reviewed financial condition and estimated fair value of Illuminar and determined no impairment was deemed necessary for the year ended December 31, 2023.